Securities - Amortized Cost of Securities and their Estimated Fair Values (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings Line Items
FHLB stock	$ 4,428	$ 4,428
FHLB stock	4,428	4,428
Amortized Cost	297,848	320,323
Gross Unrealized Gains	7,762	5,665
Gross Unrealized Losses	(1,982)	(7,078)
Estimated Fair Value	303,628	318,910
Estimated Fair Value, Less than 12 months	38,057	124,742
Unrealized Losses, Less than 12 months	(233)	(5,826)
Estimated Fair Value, 12 months or longer	79,304	22,940
Unrealized Losses, 12 months or longer	(1,749)	(1,252)
Estimated Fair Value	117,361	147,682
Unrealized Losses	(1,982)	(7,078)
Agency CMOs [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, Less than 12 months	9,545	7,031
Unrealized Losses, Less than 12 months	(91)	(223)
Estimated Fair Value, 12 months or longer	7,685	1,844
Unrealized Losses, 12 months or longer	(114)	(197)
Estimated Fair Value	17,230	8,875
Unrealized Losses	(205)	(420)
Agency Debt Securities [Member] | Available for Sale Securities [Member]
Investment Holdings Line Items
Amortized Cost		120,608
Gross Unrealized Gains		1,856
Gross Unrealized Losses		(2,441)
Estimated Fair Value		120,023
Agency Debt Securities [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, Less than 12 months	14,021	44,968
Unrealized Losses, Less than 12 months	(20)	(2,107)
Estimated Fair Value, 12 months or longer	29,156	6,793
Unrealized Losses, 12 months or longer	(507)	(334)
Estimated Fair Value	43,177	51,761
Unrealized Losses	(527)	(2,441)
Tax Free Municipals Bonds [Member] | Available for Sale Securities [Member]
Investment Holdings Line Items
Amortized Cost	57,399	64,291
Gross Unrealized Gains	3,814	2,066
Gross Unrealized Losses	(166)	(898)
Estimated Fair Value	61,047	65,459
Tax Free Municipals Bonds [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, Less than 12 months		9,848
Unrealized Losses, Less than 12 months		(692)
Estimated Fair Value, 12 months or longer	6,647	3,720
Unrealized Losses, 12 months or longer	(166)	(206)
Estimated Fair Value	6,647	13,568
Unrealized Losses	(166)	(898)
Taxable Municipals Bonds [Member] | Available for Sale Securities [Member]
Investment Holdings Line Items
Amortized Cost	11,871	18,337
Gross Unrealized Gains	235	458
Gross Unrealized Losses	(63)	(738)
Estimated Fair Value	12,043	18,057
Taxable Municipals Bonds [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, Less than 12 months		7,903
Unrealized Losses, Less than 12 months		(660)
Estimated Fair Value, 12 months or longer	4,785	797
Unrealized Losses, 12 months or longer	(63)	(78)
Estimated Fair Value	4,785	8,700
Unrealized Losses	(63)	(738)
Trust Preferred Securities [Member] | Available for Sale Securities [Member]
Investment Holdings Line Items
Amortized Cost	1,600	1,600
Gross Unrealized Losses	(111)	(111)
Estimated Fair Value	1,489	1,489
Trust Preferred Securities [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, 12 months or longer	1,489	1,489
Unrealized Losses, 12 months or longer	(111)	(111)
Estimated Fair Value	1,489	1,489
Unrealized Losses	(111)	(111)
Commercial Bonds [Member] | Available for Sale Securities [Member]
Investment Holdings Line Items
Amortized Cost	2,000	2,000
Gross Unrealized Gains	7
Gross Unrealized Losses		(16)
Estimated Fair Value	2,007	1,984
Commercial Bonds [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, Less than 12 months		1,984
Unrealized Losses, Less than 12 months		(16)
Estimated Fair Value		1,984
Unrealized Losses		(16)
GNMA [Member] | Mortgage-Backed Securities [Member]
Investment Holdings Line Items
Amortized Cost	27,535	17,327
Gross Unrealized Gains	670	590
Gross Unrealized Losses	(122)	(142)
Estimated Fair Value	28,083	17,775
GNMA [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, Less than 12 months	12,568	5,320
Unrealized Losses, Less than 12 months	(108)	(128)
Estimated Fair Value, 12 months or longer	2,895	1,551
Unrealized Losses, 12 months or longer	(14)	(14)
Estimated Fair Value	15,463	6,871
Unrealized Losses	(122)	(142)
FNMA [Member] | Mortgage-Backed Securities [Member]
Investment Holdings Line Items
Amortized Cost	50,617	70,104
Gross Unrealized Gains	694	526
Gross Unrealized Losses	(536)	(1,938)
Estimated Fair Value	50,775	68,692
FNMA [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, Less than 12 months		42,464
Unrealized Losses, Less than 12 months		(1,626)
Estimated Fair Value, 12 months or longer	18,927	6,746
Unrealized Losses, 12 months or longer	(536)	(312)
Estimated Fair Value	18,927	49,210
Unrealized Losses	(536)	(1,938)
FHLMC [Member] | Mortgage-Backed Securities [Member]
Investment Holdings Line Items
Amortized Cost	3,276	1,301
Gross Unrealized Gains	38	35
Estimated Fair Value	3,314	1,336
SLMA CMOs [Member] | Mortgage-Backed Securities [Member]
Investment Holdings Line Items
Amortized Cost	9,895	8,459
Gross Unrealized Losses	(252)	(374)
Estimated Fair Value	9,643	8,085
SLMA CMOs [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, Less than 12 months	1,923
Unrealized Losses, Less than 12 months	(14)
Estimated Fair Value, 12 months or longer	7,720
Unrealized Losses, 12 months or longer	(238)
Estimated Fair Value	9,643
Unrealized Losses	(252)
Agency CMOs [Member] | Mortgage-Backed Securities [Member]
Investment Holdings Line Items
Amortized Cost	28,024	16,296
Gross Unrealized Gains	176	134
Gross Unrealized Losses	(205)	(420)
Estimated Fair Value	27,995	16,010
U.S. Treasury Securities [Member] | Available for Sale Securities [Member]
Investment Holdings Line Items
Amortized Cost	3,977
Gross Unrealized Gains	3
Estimated Fair Value	3,980
U.S. Agency Securities [Member] | Available for Sale Securities [Member]
Investment Holdings Line Items
Amortized Cost	101,654
Gross Unrealized Gains	2,125
Gross Unrealized Losses	(527)
Estimated Fair Value	103,252
Non-Agency CMOs [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Investment Holdings Line Items
Estimated Fair Value, Less than 12 months		5,224
Unrealized Losses, Less than 12 months		(374)
Estimated Fair Value		5,224
Unrealized Losses		$ (374)